UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-02444

 NAME OF REGISTRANT:                     THE BOND FUND OF AMERICA,INC.



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 333 South Hope Street
                                         Los Angeles, CA 90071

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Kimberly S. Verdick
                                         333 South Hope Street
                                         Los Angeles, CA 90071

 REGISTRANT'S TELEPHONE NUMBER:          213-486-9200

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2005 - 06/30/2006


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

BFA
--------------------------------------------------------------------------------------------------------------------------
 BEVERLY HILLS BANCORP INC.                                                                  Agenda Number:  932384124
--------------------------------------------------------------------------------------------------------------------------
        Security:  087866109
    Meeting Type:  Annual
    Meeting Date:  25-Aug-2005
          Ticker:  BHBC
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       HOWARD AMSTER                                             Mgmt          For                            For
       LARRY B. FAIGIN                                           Mgmt          For                            For
       STEPHEN P. GLENNON                                        Mgmt          For                            For
       ROBERT H. KANNER                                          Mgmt          For                            For
       KATHLEEN L. KELLOGG                                       Mgmt          For                            For
       WILLIAM D. KING                                           Mgmt          For                            For
       JOHN J. LANNAN                                            Mgmt          For                            For

02     AMENDMENT OF THE COMPANY S CERTIFICATE OF INCORPORATION   Mgmt          For                            For
       TO REDUCE THE NUMBER OF AUTHORIZED SHARES OF
       COMMON STOCK FROM 90,000,000 SHARES TO 30,000,000
       SHARES AND TO CANCEL THE AUTHORIZATION OF PREFERRED
       STOCK.




--------------------------------------------------------------------------------------------------------------------------
 DIGITALGLOBE, INC.                                                                          Agenda Number:  932534490
--------------------------------------------------------------------------------------------------------------------------
        Security:  25389M109
    Meeting Type:  Annual
    Meeting Date:  15-Jun-2006
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       PAUL M. ALBERT, JR.                                       Mgmt          For                            For
       CHARLES BAKER                                             Mgmt          For                            For
       ANNE KARALEKAS                                            Mgmt          For                            For
       FUMINOBU KOMURA                                           Mgmt          For                            For
       MICHAEL J. PETRICK                                        Mgmt          For                            For
       WALTER S. SCOTT                                           Mgmt          For                            For
       JILL D. SMITH                                             Mgmt          For                            For
       EDDY ZERVIGON                                             Mgmt          For                            For

02     TO APPROVE THE APPOINTMENT OF PRICEWATERHOUSECOOPERS      Mgmt          For                            For
       LLP TO SERVE AS THE INDEPENDENT AUDITORS OF
       THE COMPANY, TO HOLD OFFICE UNTIL THE NEXT
       ANNUAL MEETING OF STOCKHOLDERS HELD IN 2007.




--------------------------------------------------------------------------------------------------------------------------
 DOBSON COMMUNICATIONS CORPORATION                                                           Agenda Number:  932517975
--------------------------------------------------------------------------------------------------------------------------
        Security:  256069105
    Meeting Type:  Annual
    Meeting Date:  07-Jun-2006
          Ticker:  DCEL
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       EVERETT R. DOBSON                                         Mgmt          For                            For
       STEPHEN T. DOBSON                                         Mgmt          For                            For
       ROBERT A. SCHRIESHEIM                                     Mgmt          For                            For

02     PROPOSAL TO APPROVE THE AMENDMENT TO THE DOBSON           Mgmt          For                            For
       COMMUNICATIONS CORPORATION 2002 STOCK INCENTIVE
       PLAN.

03     RATIFY AND APPROVE THE SELECTION OF KPMG LLP              Mgmt          For                            For
       AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM FOR DOBSON COMMUNICATIONS CORPORATION
       FOR 2006.




--------------------------------------------------------------------------------------------------------------------------
 DRAX GROUP PLC, SELBY                                                                       Agenda Number:  700932634
--------------------------------------------------------------------------------------------------------------------------
        Security:  G2904K101
    Meeting Type:  AGM
    Meeting Date:  12-May-2006
          Ticker:
            ISIN:  GB00B0MBCM68
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Receive and adopt the Company s report and accounts       Mgmt          For                            For
       for the YE 31 DEC 2005

2.     Approve the Directors  remuneration report contained      Mgmt          For                            For
       within the report and accounts for the YE 31
       DEC 2005

3.     Elect Mr. Tim Barker as a Director of the Company         Mgmt          For                            For

4.     Elect Mr. Charles Berry as a Director of the              Mgmt          For                            For
       Company

5.     Elect Mr. Gordon Boyd as a Director of the Company        Mgmt          For                            For

6.     Elect Mr. Jamie Dundas as a Director of the               Mgmt          For                            For
       Company

7.     Elect Mr. Peter Emery as a Director of the Company        Mgmt          For                            For

8.     Elect Mr. Mike Grasby as a Director of the Company        Mgmt          For                            For

9.     Elect Mr. Gordon Horsfield as a Director of               Mgmt          For                            For
       the Company

10.    Elect Mr. Dorothy Thompson as a Director of               Mgmt          For                            For
       the Company

11.    Re-appoint Deloitte & Touche LLP as the Auditors          Mgmt          For                            For
       of the Company to hold office until the conclusion
       of the next AGM

12.    Authorize the Directors to determine the Auditors         Mgmt          For                            For
       remuneration

13.    Authorize the Directors, in substitution for              Mgmt          For                            For
       any existing authority and for the purpose
       of Section 80 of the Companies Act 1985  the
       Act , to allot relevant securities  Section
       80(2) of the Act  up to an aggregate nominal
       amount of GBP 13,564,255;  Authority expires
       at the conclusion of the AGM of the Company
       in 2007 or 15 months ; and the Company to make
       before the expiry of this authority offers
       or agreements which would or might require
       relevant securities to be allotted after such
       expiry and the Directors may allot relevant
       securities after the expiry of this authority
       in pursuance of such an offer or agreement
       made prior to such expiry

14.    Authorize the Company to make donations to EU             Mgmt          For                            For
       political organizations and to incur EU political
       expenditure in an aggregate amount not exceeding
       GBP 100,000 in each successive period of 12
       months beginning on the date of this resolution
       and ending on the date falling 48 months after
       the passing of this resolution;  Authority
       expires at the conclusion of the AGM of the
       Company in 2010

15.    Authorize the Company Drax Power Limited, being           Mgmt          For                            For
       a wholly-owned subsidiary to make donations
       to EU political organizations and to incur
       EU political expenditure in an aggregate amount
       not exceeding GBP 100,000 in each successive
       period of 12 months beginning on the date of
       this resolution and ending on the date falling
       48 months after the passing of this resolution;
       Authority expires at the conclusion of the
       AGM of the Company in 2010 ; for the purposes
       of Resolutions 14 and 15, the expressions donations,
       EU political organizations and EU political
       expenditure have the meanings set out in Par
       XA of the Companies Act 1985  as amended by
       the political parties, election and referendums
       Act 2000

S.16   Authorize the Directors, pursuant to Section              Mgmt          For                            For
       95 of the Act, to allot equity securities
       Section 94 of the Act  for cash pursuant to
       the authority conferred by the Resolution 13,
       and to transfer equity securities  Section
       94 of the Act  which are held by the Company
       in treasury, disapplying the statutory pre-emption
       rights  Section 89(1) of the Act , provided
       that this power is limited to the allotment
       of equity securities: a) in connection with
       an issue in favor of ordinary shareholders;
       b) up to an aggregate nominal amount of GBP
       2,034,638;  Authority expires the earlier of
       the conclusion of the next AGM of the Company
       or 15 months ; and the Directors may allot
       equity securities after the expiry of this
       authority in pursuance of such an offer or
       agreement made prior to such expiry

S.17   Authorize the Company, pursuant to Section 166            Mgmt          For                            For
       of the Companies Act 1985, to make one or more
       market purchases  Section 163(3) of the Act
       of up to 40,692,766  10% of the Company s
       issued ordinary share capital  ordinary shares
       of 10p each in the capital of the Company,
       at a minimum price of 10p and up to 105% above
       the average of the middle-market quotations
       of an ordinary share as derived from the London
       Stock Exchange Daily Official List, over the
       previous 5 business days;  Authority expires
       the earlier of the conclusion of the next AGM
       of the Company or 15 months ; the Company,
       before the expiry, may make a contract to purchase
       ordinary shares which will or may be executed
       wholly or partly after such expiry




--------------------------------------------------------------------------------------------------------------------------
 NEW PLAN EXCEL REALTY TRUST, INC.                                                           Agenda Number:  932473983
--------------------------------------------------------------------------------------------------------------------------
        Security:  648053700
    Meeting Type:  Annual
    Meeting Date:  16-May-2006
          Ticker:  NXLRZ
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       IRWIN ENGELMAN                                            Mgmt          For                            For
       H. CARL MCCALL                                            Mgmt          For                            For
       MELVIN NEWMAN                                             Mgmt          For                            For
       GLENN J. RUFRANO                                          Mgmt          For                            For




--------------------------------------------------------------------------------------------------------------------------
 VERSATEL TELECOM INTL N V                                                                   Agenda Number:  700805130
--------------------------------------------------------------------------------------------------------------------------
        Security:  N93195100
    Meeting Type:  EGM
    Meeting Date:  29-Sep-2005
          Ticker:
            ISIN:  NL0000391266
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Opening                                                   Non-Voting    No vote

2.     Approve discussion regarding the offer as described       Mgmt          For                            For
       in the Offer Memorandum

3.     Approve the sale of Versatel Deutschland Holding          Mgmt          For                            For
       GMBH to Ganymed 345.VV GMBH, a subsidiary of
       Apax Europe VI-A, L.P.

4.     Approve the payment of the free payable reserves          Mgmt          For                            For
       regarding agenda point 3, to Tele2 Finance
       BV, an indirect subsidiary of Tele2 AB

5.     Appoint Mr. P.G. Borgklint as a Member of the             Mgmt          For                            For
       Management Board

6.     Approve the reduction of the number of Members            Mgmt          For                            For
       of the Supervisory Board

7.     Approve the acceptance of the resignation of              Mgmt          For                            For
       Messrs. L.W.A.M. Van Doorne, J. Huber, L.M.L.H.A.
       Hermans, B.L.J.M. Beerkens and J.G. Drechsel
       as the Members of the Supervisory Board

8.     Appoint Messrs. J.I. Svedberg, B.L.J. Jarnheimer,         Mgmt          For                            For
       S.H. Zadler and M.F. Berglund as the Members
       of the Supervisory Board

9.     Amend the Articles of Association                         Mgmt          For                            For

10.    Transact any other business                               Other         For                            *

11.    Closing                                                   Non-Voting    No vote




--------------------------------------------------------------------------------------------------------------------------
 WEINGARTEN REALTY INVESTORS                                                                 Agenda Number:  932452369
--------------------------------------------------------------------------------------------------------------------------
        Security:  948741509
    Meeting Type:  Annual
    Meeting Date:  01-May-2006
          Ticker:  WRIPRD
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       STANFORD ALEXANDER                                        Mgmt          For                            For
       ANDREW M. ALEXANDER                                       Mgmt          For                            For
       J. MURRY BOWDEN                                           Mgmt          For                            For
       JAMES W. CROWNOVER                                        Mgmt          For                            For
       ROBERT J. CRUIKSHANK                                      Mgmt          For                            For
       MELVIN A. DOW                                             Mgmt          For                            For
       STEPHEN A. LASHER                                         Mgmt          For                            For
       DOUGLAS W. SCHNITZER                                      Mgmt          For                            For
       MARC J. SHAPIRO                                           Mgmt          For                            For

02     RATIFICATION OF DELOITTE & TOUCHE LLP AS WEINGARTEN       Mgmt          For                            For
       S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM.

03     APPROVE THE AMENDMENT OF THE 2001 LONG TERM               Mgmt          For                            For
       INCENTIVE PLAN.

04     SHAREHOLDER PROPOSAL ENTITLED  PAY-FOR-SUPERIOR-PERFORMANCEShr           Against                        For
       .




--------------------------------------------------------------------------------------------------------------------------
 WEINGARTEN REALTY INVESTORS                                                                 Agenda Number:  932452369
--------------------------------------------------------------------------------------------------------------------------
        Security:  948741608
    Meeting Type:  Annual
    Meeting Date:  01-May-2006
          Ticker:  WRIPRE
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       STANFORD ALEXANDER                                        Mgmt          For                            For
       ANDREW M. ALEXANDER                                       Mgmt          For                            For
       J. MURRY BOWDEN                                           Mgmt          For                            For
       JAMES W. CROWNOVER                                        Mgmt          For                            For
       ROBERT J. CRUIKSHANK                                      Mgmt          For                            For
       MELVIN A. DOW                                             Mgmt          For                            For
       STEPHEN A. LASHER                                         Mgmt          For                            For
       DOUGLAS W. SCHNITZER                                      Mgmt          For                            For
       MARC J. SHAPIRO                                           Mgmt          For                            For

02     RATIFICATION OF DELOITTE & TOUCHE LLP AS WEINGARTEN       Mgmt          For                            For
       S INDEPENDENT REGISTERED PUBLIC ACCOUNTING
       FIRM.

03     APPROVE THE AMENDMENT OF THE 2001 LONG TERM               Mgmt          For                            For
       INCENTIVE PLAN.

04     SHAREHOLDER PROPOSAL ENTITLED  PAY-FOR-SUPERIOR-PERFORMANCEShr           Against                        For
       .




--------------------------------------------------------------------------------------------------------------------------
 XO HOLDINGS, INC.                                                                           Agenda Number:  932552222
--------------------------------------------------------------------------------------------------------------------------
        Security:  98417K106
    Meeting Type:  Annual
    Meeting Date:  21-Jun-2006
          Ticker:  XOHO
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

01     DIRECTOR
       CARL C. ICAHN                                             Mgmt          For                            For
       CARL J. GRIVNER                                           Mgmt          For                            For
       JON F. WEBER                                              Mgmt          For                            For
       ADAM DELL                                                 Mgmt          For                            For
       FREDRIK C. GRADIN                                         Mgmt          For                            For
       VINCENT J. INTRIERI                                       Mgmt          For                            For
       ROBERT L. KNAUSS                                          Mgmt          For                            For
       KEITH MEISTER                                             Mgmt          For                            For



* Management position unknown

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

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         THE BOND FUND OF AMERICA, INC.
By (Signature)       /s/ Abner D. Goldstine
Name                 Abner D. Goldstine
Title                President and Principal Executive Officer
Date                 08/23/2006